Schedule of Revenue By Geographical Region (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 3,666,521	$ 2,287,776	$ 8,835,040	$ 6,560,022
Western Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	1,296,193	919,564	3,032,810	2,631,042
Central Eastern and Southern Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	236,992	153,880	756,393	439,496
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	1,977,653	1,106,938	4,674,007	3,100,194
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 155,683	$ 107,394	$ 371,830	$ 389,290